Performance B.6.3. Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ 1,000,000	$ 56,000,000
Deferred tax assets	153,000,000	141,000,000	$ 204,000,000
Deferred tax liabilities	(149,000,000)	(140,000,000)	(148,000,000)
(Charge)/credit to income statement	3,000,000	(165,000,000)
Charge to Other Comprehensive Income	0	(1,000,000)
Reclassification from other accounts		96,000,000
Exchange differences	0	14,000,000
End of period	4,000,000	1,000,000
Deductible temporary differences	5,987,000,000	6,263,000,000
Unrecognized tax losses	5,705,000,000	5,623,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	803,000,000
Deferred tax assets, intragroup dividends	44,000,000	26,000,000	25,000,000
Millicom International Cellular S.A.
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	4,800,000,000
Unrecognized tax losses, expiring 17 years	1,400,000,000
Unrecognized tax losses that do not expire	3,400,000,000
Luxembourg
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	5,283,000,000	5,108,000,000
Colombia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	379,000,000	479,000,000
Sweden
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	15,000,000	16,000,000
Panama
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	22,000,000	12,000,000
The Netherlands
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	3,000,000
Bolivia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	3,000,000
Curacao
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	1,000,000
United Kingdom
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	1,000,000
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	25,000,000	11,000,000	31,000,000
Deferred tax liabilities	(25,000,000)	(11,000,000)	(31,000,000)
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(33,000,000)	(44,000,000)
(Charge)/credit to income statement	10,000,000	(92,000,000)
Charge to Other Comprehensive Income	0	0
Reclassification from other accounts		96,000,000
Exchange differences	0	7,000,000
End of period	(23,000,000)	(33,000,000)
Deductible temporary differences	112,000,000	122,000,000
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	92,000,000	88,000,000	109,000,000
Deferred tax liabilities	(115,000,000)	(121,000,000)	(153,000,000)
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	0	22,000,000
(Charge)/credit to income statement	0	(24,000,000)
Charge to Other Comprehensive Income	0	0
Reclassification from other accounts		0
Exchange differences	0	2,000,000
End of period	0	0
Deductible temporary differences	5,705,000,000	5,623,000,000
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets		0	22,000,000
Deferred tax liabilities		0	0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(26,000,000)	(25,000,000)
Deferred tax liabilities	0	(672,000,000)	(640,000,000)
(Charge)/credit to income statement	(21,000,000)	(2,000,000)
Charge to Other Comprehensive Income	0	0
Reclassification from other accounts		0
Exchange differences	0	1,000,000
End of period	(47,000,000)	(26,000,000)
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0	0
Deferred tax liabilities	(47,000,000)	(26,000,000)	(25,000,000)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	60,000,000	103,000,000
(Charge)/credit to income statement	14,000,000	(47,000,000)
Charge to Other Comprehensive Income	0	(1,000,000)
Reclassification from other accounts		0
Exchange differences	0	4,000,000
End of period	74,000,000	60,000,000
Deductible temporary differences	170,000,000	518,000,000
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	86,000,000	64,000,000	104,000,000
Deferred tax liabilities	(12,000,000)	(4,000,000)	$ (1,000,000)
Within one year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	1,000,000
Within one to five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	25,000,000	15,000,000
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,715,000,000	1,612,000,000
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 3,964,000,000	$ 3,995,000,000